PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost		$ 246,771	$ 516,810
Accumulated depreciation		171,047	393,330
Depreciated cost		75,724	123,480
Depreciation expense		14,844	27,387	$ 33,813
Non cash pre-tax impairment charges		0	28,471	$ 26,429
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	163,517	339,657
Accumulated depreciation		120,851	249,499
Investment grants received		7,463
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		27,783	40,012
Accumulated depreciation		18,604	27,866
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		3,517	4,933
Accumulated depreciation		2,798	3,908
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		51,015	131,269
Accumulated depreciation		28,611	56,984
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	939	939
Accumulated depreciation		183	173
Impairment of fixed assets [Member]
Property, Plant and Equipment [Line Items]
Impairment of fixed assets	[3]	$ 0	$ 54,900

[1]	Presented net of investment grants received in the total amount of $7,463.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years.
[3]	Non cash pre-tax impairment charges recognized in 2024, 2023, and 2022 were $0, $28,471 and $26,429, respectively (see also Note 2k).